Derivative financial Instruments (Details 5) - Foreign exchange forwards - Foreign exchange risk $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging relationships [line items
Nominal amount	2,080
Carrying amount of the hedging instruments, Asset	$ 0
Carrying amount of the hedging instruments, Liability	(23)
Change in fair value used for calculating hedge ineffectiveness	(23)
Changes in the fair value of the hedging instrument recognised in OCI	(23)
Ineffectiveness recognised in profit or loss	0
Amount reclassified from the hedge or loss	(78)
Carrying amount of hedged items,Asset	1,889
Carrying amount of hedged items , liabilities	0
Change in the fair value of the hedged item used to recognise ineffectiveness	23
Cash flow hedge reserve	$ 23